Income Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax
13.
INCOME TAX

As the Company is a Bermuda entity, its statutory tax rate is in line with Bermuda’s 0% corporate income tax rate for the years ended December 31, 2024, 2023 and 2022. However, the Group operates worldwide and is subject to income tax in the countries where income is earned. The Group files income tax returns in international jurisdictions, including the U.S. federal jurisdiction and various U.S. state jurisdictions.

The income tax expense relates to foreign local taxes as well as temporary differences between book and tax. The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

Consolidated Statements of Operations
	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Current income tax:
Current income tax charge	$(6,926)	$(10,963)	$(10,708)
Adjustments in respect of current income tax of previous year	(758)	3,897	(271)
Deferred income tax:
Relating to origination and reversal of temporary differences	(9,173)	427	2,077
Income tax expense reported in the consolidated statements of operations	$(16,857)	$(6,639)	$(8,902)

Consolidated Statements of Other Comprehensive Income (Loss)
	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Tax effect of remeasurement on defined benefit plans	$229	$412	$—
Income tax charged directly to other comprehensive (loss) income	$229	$412	$—

A reconciliation between the income tax expense and income before tax multiplied by Bermuda’s domestic tax rate for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Income (loss) before income taxes	$169,834	$(1,843,457)	$423,576
At statutory income tax rate of 0%	—	—	—
Effects of higher tax rates in local jurisdictions	(16,857)	(6,639)	(8,902)
Income tax expense reported in the consolidated statements of operations	$(16,857)	$(6,639)	$(8,902)

Deferred Income Tax

Deferred income tax relates to the following:

	Consolidated statements of financial position		Consolidated statements of operations, consolidated statements of other comprehensive income (loss) and consolidated statements of changes in shareholders’ equity
	December 31,		Year Ended December 31,
	2024	2023	2024	2023	2022
(in USD and thousands)
Property, plant and equipment and intangible assets	$422	$(3,066)	$3,488	$(726)	$2,981
Prepaid credit card fees and commissions	(16,921)	(14,001)	(2,920)	(2,510)	(1,792)
Stock based compensation	10,669	44,916	(34,247)	31,081	(4,766)
Net operating losses	47,797	1,993	45,804	630	(1,711)
ROU assets	(6,441)	(8,046)	1,605	(230)	4,107
Lease liabilities	13,907	15,815	(1,908)	1,230	(3,912)
Other	1,298	1,160	138	(1,673)	(373)
Deferred income tax			$11,960	$27,802	$(5,466)
Net deferred tax asset	$50,731	$38,771

Deferred tax asset	$55,428	$42,853
Deferred tax liability	(4,697)	(4,082)
Deferred tax asset, net	$50,731	$38,771

Reconciliation of deferred tax asset, net
	2024	2023
As of January 1	$38,771	$10,969
Change in deferred taxes during the period recognized in the consolidated statements of operations	(9,173)	427
Change in deferred taxes during the period recognized in the consolidated statements of other comprehensive income (loss)	229	412
Change in deferred taxes during the period recognized in the consolidated statements of changes in shareholders’ equity	20,904	26,963
As of December 31	$50,731	$38,771

As of December 31, 2024 and 2023, the Group had $33.8 million and $21.4 million, respectively, in unused tax losses for which no deferred tax assets were recognized in the consolidated statements of financial position for all jurisdictions other than Bermuda. Of the $33.8 million unused tax losses as of December 31, 2024, $0.5 million will begin to expire in 2026 and $33.3 million do not expire. As of December 31, 2024 and 2023, the Group had $17.3 million and $20.4 million, respectively, in deductible temporary differences for which no deferred tax asset was recognized in the consolidated statements of financial position.

In December 2023, Bermuda enacted the Corporate Income Tax Act 2023 (the “CIT Act”), which applies to Bermuda entities that are part of multinational enterprise groups with annual revenues of €750 million or more, effective beginning on January 1, 2025. The CIT Act imposes a new corporate income tax rate of 15%. As part of the transition into the CIT Act, companies can elect to calculate an opening tax loss carryforward based on cumulative losses for 2020 to 2024, which can be used to offset taxable income beginning in 2025. Additionally, income arising from international shipping is exempted from the scope of the CIT Act to the extent certain requirements relating to strategic or commercial management in Bermuda are satisfied. The tax imposed under the CIT Act will be applicable to the Group and the Group expects that its income arising from international shipping will be exempt from such tax in Bermuda. As of December 31, 2024, the Group had $594.4 million in cumulative unused tax losses for 2020 to 2024 in Bermuda related to non-exempt income for which no deferred tax assets were recognized in the consolidated statements of financial position. Tax losses in Bermuda do not expire.

The Group generates a portion of its cruise income from its international ocean and expedition cruises from sources within the U.S. Under Section 883 (“Section 883”) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), certain foreign corporations are exempt from U.S. federal income or branch profits tax on U.S. source income derived from or incidental to the international operation of vessels or ships. Section 883 does not exempt U.S. source income derived from a U.S. domestic trade or business. The Group has assessed that it qualifies for the benefits of Section 883. However, qualification for Section 883 depends upon various factors, including a specified percentage of the Group’s shares being owned, directly or indirectly, by shareholders who meet certain requirements, and can be challenged or could change in the future. Provisions of the Code, including Section 883, are subject to change at any time, and changes could occur in the future with respect to the identity, residence or holdings of the Group’s direct or indirect shareholders, which could impact the Group’s ability to qualify for the benefits of Section 883.

In December 2021, the Organization for Economic Cooperation and Development (“OECD”) issued model rules for the implementation of a 15% global minimum tax (“Pillar Two”). The Group is within the scope of the OECD Pillar Two model rules, however each country must enact local tax legislation to adopt the model rules. The current OECD guidelines exclude international shipping income from the scope of the global minimum tax to the extent certain requirements relating to strategic or commercial management are satisfied. The majority of the Group’s income is derived from international shipping. Though the Pillar Two rules became effective for a portion of the Group’s earnings in 2024, the impact was immaterial. The Group continues to monitor the development of the Pillar Two rules, including the effect of the international shipping exemption, enactment of local tax legislation in multiple jurisdictions and interpretations and alignment by various tax authorities of Pillar Two and corporate tax laws applied in other jurisdictions.

In May 2023, the IASB amended IAS 12 Income Taxes to include a mandatory temporary exception from recognizing or disclosing deferred taxes relating to the Pillar Two legislation. The Group has applied this mandatory exception which did not have a material impact to the consolidated financial statements.

The Group regularly assesses its income tax provisions for uncertain tax positions, based solely on their technical merits, when it is not more likely than not to be sustained upon examination by the relevant tax authority. Based on all known facts and circumstances and current tax law, the total amount of the Group’s uncertain income tax position liabilities and related accrued interest are not significant to the Group’s financial position.